Offerings	Mar. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99885
Maximum Aggregate Offering Price	$ 749,137,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,692.95
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2055
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.98951
Maximum Aggregate Offering Price	$ 494,755,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,746.99